Fair Value of Financial Instruments - Summary of Breakdown of Fair Value Hierarchy Levels (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	R$ 465,581	R$ 322,929
Financial assets at fair value through other comprehensive income	109,942	76,660
Financial assets designated at fair value through profit or loss	3,740	1,035
Financial liabilities designated at fair value through profit or loss	143	201
Other Financial Liabilities Designated At Fair Value Through Profit Or Loss	5
Structured notes [member]
Disclosure of financial assets measured at fair value [line items]
Financial liabilities designated at fair value through profit or loss	143	201
Other [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income		2
Peru [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	5
Italy [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	130
Financial Assets Designated As At Fair Value Through Profit And Loss [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	385,331	280,040
Brazilian government securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	285,885	219,611
Financial assets at fair value through other comprehensive income	67,949	50,732
Brazilian external debt bonds [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets designated at fair value through profit or loss	3,740	1,035
Government securities - other countries [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	8,210	1,520
Financial assets at fair value through other comprehensive income	34,402	20,571
Government securities - other countries [member] | Argentina [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,498	318
Government securities - other countries [member] | Chile [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	840	488
Financial assets at fair value through other comprehensive income	21,651	11,208
Government securities - other countries [member] | Colombia [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	3,603	409
Financial assets at fair value through other comprehensive income	3,986	3,878
Government securities - other countries [member] | United States [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	2,085	141
Financial assets at fair value through other comprehensive income	3,750	2,756
Government securities - other countries [member] | Mexico [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	5	57
Financial assets at fair value through other comprehensive income	1,181
Government securities - other countries [member] | Paraguay [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	3	2
Financial assets at fair value through other comprehensive income	2,947	1,780
Government securities - other countries [member] | Peru [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss		8
Government securities - other countries [member] | Uruguay [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	41	97
Financial assets at fair value through other comprehensive income	887	597
Government securities - other countries [member] | Other [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	640	114
Government securities - other countries [member] | Germany [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	0	23
Government securities - other countries [member] | Italy [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss		329
Financial assets at fair value through other comprehensive income	0
Corporate debt securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	77,032	50,642
Financial assets at fair value through other comprehensive income	7,591	5,357
Corporate debt securities [member] | Negotiable Shares [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	19,047	14,637
Financial assets at fair value through other comprehensive income	1,382	149
Corporate debt securities [member] | Bank deposit certificates [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	729	792
Financial assets at fair value through other comprehensive income	307	2,371
Corporate debt securities [member] | Real estate receivables certificates [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	548	1,444
Financial assets at fair value through other comprehensive income		26
Corporate debt securities [member] | Debentures [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	29,937	12,655
Financial assets at fair value through other comprehensive income	889	334
Corporate debt securities [member] | Eurobonds and others [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	2,383	2,173
Financial assets at fair value through other comprehensive income	5,013	2,477
Corporate debt securities [member] | Financial credit bills [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	15,783	18,514
Corporate debt securities [member] | Promissory notes [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	5,616	313
Corporate debt securities [member] | Rural product note [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	2,349
Corporate debt securities [member] | Other Financial Assets [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	6
Investment funds [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	14,204	8,267
Level 1 [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	84,239	72,455
Financial assets designated at fair value through profit or loss	3,740	1,035
Level 1 [Member] | Peru [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	5
Level 1 [Member] | Financial Assets Designated As At Fair Value Through Profit And Loss [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	312,572	234,583
Level 1 [Member] | Brazilian government securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	279,180	216,167
Financial assets at fair value through other comprehensive income	66,701	49,879
Level 1 [Member] | Brazilian external debt bonds [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets designated at fair value through profit or loss	3,740	1,035
Level 1 [Member] | Government securities - other countries [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	8,210	1,520
Financial assets at fair value through other comprehensive income	12,751	20,571
Level 1 [Member] | Government securities - other countries [member] | Argentina [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,498	318
Level 1 [Member] | Government securities - other countries [member] | Chile [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	840	488
Financial assets at fair value through other comprehensive income	0	11,208
Level 1 [Member] | Government securities - other countries [member] | Colombia [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	3,603	409
Financial assets at fair value through other comprehensive income	3,986	3,878
Level 1 [Member] | Government securities - other countries [member] | United States [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	2,085	141
Financial assets at fair value through other comprehensive income	3,750	2,756
Level 1 [Member] | Government securities - other countries [member] | Mexico [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	5	57
Financial assets at fair value through other comprehensive income	1,181
Level 1 [Member] | Government securities - other countries [member] | Paraguay [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	3	2
Financial assets at fair value through other comprehensive income	2,947	1,780
Level 1 [Member] | Government securities - other countries [member] | Peru [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss		8
Level 1 [Member] | Government securities - other countries [member] | Uruguay [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	41	97
Financial assets at fair value through other comprehensive income	887	597
Level 1 [Member] | Government securities - other countries [member] | Other [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	85
Level 1 [Member] | Government securities - other countries [member] | Germany [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	0	23
Level 1 [Member] | Government securities - other countries [member] | Italy [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	130	329
Financial assets at fair value through other comprehensive income	0
Level 1 [Member] | Corporate debt securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	24,606	16,578
Financial assets at fair value through other comprehensive income	4,787	2,005
Level 1 [Member] | Corporate debt securities [member] | Negotiable Shares [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	14,176	9,847
Financial assets at fair value through other comprehensive income	1,382	149
Level 1 [Member] | Corporate debt securities [member] | Bank deposit certificates [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	0
Level 1 [Member] | Corporate debt securities [member] | Real estate receivables certificates [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	0
Level 1 [Member] | Corporate debt securities [member] | Debentures [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	7,962	4,667
Financial assets at fair value through other comprehensive income	419	334
Level 1 [Member] | Corporate debt securities [member] | Eurobonds and others [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	2,383	2,064
Financial assets at fair value through other comprehensive income	2,986	1,522
Level 1 [Member] | Investment funds [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	576	318
Level 2 [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	25,703	4,171
Financial liabilities designated at fair value through profit or loss	143	201
Other Financial Liabilities Designated At Fair Value Through Profit Or Loss	5
Level 2 [Member] | Structured notes [member]
Disclosure of financial assets measured at fair value [line items]
Financial liabilities designated at fair value through profit or loss	143	201
Level 2 [Member] | Real estate receivables certificates [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0
Level 2 [Member] | Financial Assets Designated As At Fair Value Through Profit And Loss [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	70,791	43,738
Level 2 [Member] | Brazilian government securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	6,705	3,444
Financial assets at fair value through other comprehensive income	1,248	853
Level 2 [Member] | Government securities - other countries [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	21,651	0
Level 2 [Member] | Government securities - other countries [member] | Chile [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	21,651
Level 2 [Member] | Government securities - other countries [member] | Uruguay [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	0
Level 2 [Member] | Government securities - other countries [member] | Other [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	555
Level 2 [Member] | Government securities - other countries [member] | Germany [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	0
Level 2 [Member] | Corporate debt securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	50,458	32,345
Financial assets at fair value through other comprehensive income	2,804	3,318
Level 2 [Member] | Corporate debt securities [member] | Negotiable Shares [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	4,871	4,790
Financial assets at fair value through other comprehensive income	0
Level 2 [Member] | Corporate debt securities [member] | Bank deposit certificates [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	729	792
Financial assets at fair value through other comprehensive income	307	2,371
Level 2 [Member] | Corporate debt securities [member] | Real estate receivables certificates [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	0
Level 2 [Member] | Corporate debt securities [member] | Debentures [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	20,625	7,763
Financial assets at fair value through other comprehensive income	470	0
Level 2 [Member] | Corporate debt securities [member] | Eurobonds and others [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0	102
Financial assets at fair value through other comprehensive income	2,027	947
Level 2 [Member] | Corporate debt securities [member] | Financial credit bills [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	15,777	18,501
Level 2 [Member] | Corporate debt securities [member] | Promissory notes [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	5,616	313
Level 2 [Member] | Corporate debt securities [member] | Other [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss		84
Level 2 [Member] | Corporate debt securities [member] | Rural product note [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	2,285
Level 2 [Member] | Corporate debt securities [member] | Other Financial Assets [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	6
Level 2 [Member] | Investment funds [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	13,628	7,949
Level 3 [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,968	1,719
Financial assets at fair value through other comprehensive income		34
Level 3 [Member] | Financial Assets Designated As At Fair Value Through Profit And Loss [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,968	1,719
Level 3 [Member] | Corporate debt securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,968	1,719
Financial assets at fair value through other comprehensive income		34
Level 3 [Member] | Corporate debt securities [member] | Negotiable Shares [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	0	0
Level 3 [Member] | Corporate debt securities [member] | Real estate receivables certificates [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	548	1,444
Financial assets at fair value through other comprehensive income		26
Level 3 [Member] | Corporate debt securities [member] | Debentures [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,350	225
Level 3 [Member] | Corporate debt securities [member] | Eurobonds and others [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss		7
Financial assets at fair value through other comprehensive income		8
Level 3 [Member] | Corporate debt securities [member] | Financial credit bills [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	6	13
Level 3 [Member] | Corporate debt securities [member] | Other [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss		R$ 30
Level 3 [Member] | Corporate debt securities [member] | Rural product note [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	R$ 64